Income taxes- Income Tax Expense (Benefit) Computed By Applying The U.S. Federal Income Tax Rate (Details) - USD ($) $ in Thousands	5 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2018	Jun. 30, 2017	Aug. 14, 2015	Dec. 31, 2017	Dec. 31, 2016
Income taxes
Tax at statutory U.S. federal rate	$ (7,610)				$ 1,201	$ (40,747)
U.S. valuation allowance, net	7,355				(89,269)	35,091
State taxes, net of federal tax benefit	(697)				3,437	(2,324)
Impact of the 2017 Tax Act-transition tax					39,628
Impact of the 2017 Tax Act-tax rate change					52,228
U.S. tax return adjustments to estimated taxes	139				1,151	51
Resolution of uncertain tax positions	64				(840)	(513)
Adjustment for foreign income taxed at different rates	7,120				(2,359)	12,738
Foreign tax credits					(18,244)
Non-U.S. tax exemptions, holidays and credits	228				288	(175)
Goodwill impairment					700
Investment in subsidiary impairment deduction						(10,114)
Other	283				1,299	(1,562)
Income Tax Expense (Benefit), Total	$ 6,882	$ 11,379	$ 1,286		$ (10,781)	$ (7,552)
Predecessor [Member]
Income taxes
Tax at statutory U.S. federal rate				$ (33,431)
U.S. valuation allowance, net				21,532
State taxes, net of federal tax benefit				(2,005)
Resolution of uncertain tax positions				71
Adjustment for foreign income taxed at different rates				11,136
Non-U.S. tax exemptions, holidays and credits				(691)
Goodwill impairment				8,026
Other				1,814
Income Tax Expense (Benefit), Total				$ 6,452